Loans from Investors - Schedule of Investor Loan Activity (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Investor Loan Activity [Abstract]
Beginning balance	R$ 52,707	R$ 22,033
Additions	6,600	27,214
Payments	(2,274)	(4,037)
Interest accrual	4,969	7,497
Ending balance	R$ 62,002	R$ 52,707